Other investments (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other investments
Other investments	SFr 5,634	SFr 4,824
Accumulated depreciation, real estate held for investment	29	27	SFr 136
Impairment charges	0	0	SFr 22
Foreclosed or Repossessed, Real Estate [Member]
Other investments
Other investments	24	3
Equity method investments
Other investments
Other investments	2,361	2,429
Equity securities (without a readily determinable fair value)
Other investments
Other investments	2,145	1,202
of which at net asset value
Other investments
Other investments	407	526
of which at measurement alternative
Other investments
Other investments	272	227
of which at fair value
Other investments
Other investments	1,434	208
of which at cost less impairment
Other investments
Other investments	32	241
Real estate held for investment
Other investments
Other investments	76	56
Real estate held for investment | Foreclosed or Repossessed, Real Estate [Member]
Other investments
Other investments	10	3
Life finance instruments
Other investments
Other investments	SFr 1,052	SFr 1,137